Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %
Lab equipment	6-50	33
Computers	33-50	33
Office furniture and equipment	7-15	15
Leasehold improvements	see below	-